UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BBIF Government Securities Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$192,405,876
Total Investments (Cost - $192,405,876) – 100.0%	192,405,876
Liabilities in Excess of Other Assets – (0.0)%	(12,108)
Net Assets – 100.0%	$192,393,768

BBIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $192,405,876 and 36.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2013, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BBIF GOVERNMENT SECURITIES FUND	JUNE 30, 2013	1

Schedule of Investments June 30, 2013 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
US Treasury Obligations

US Treasury Bills (a):
0.08% - 0.13%, 7/05/13	$25,000	$24,999,663
0.03%, 7/18/13	15,000	14,999,749
0.04%, 7/25/13	9,000	8,999,781
0.12%, 8/15/13	10,000	9,998,467
0.13%, 9/05/13	17,000	16,995,962
0.11%, 9/19/13	5,000	4,998,762
0.11%, 9/26/13	20,000	19,994,622
0.10%, 10/10/13	10,000	9,997,237
0.08% - 0.09%, 10/17/13	23,000	22,994,187
0.08%, 11/07/13	20,000	19,994,222
0.08%, 11/21/13	10,000	9,996,740
0.08%, 11/29/13	22,000	21,992,464
0.08%, 12/05/13	10,000	9,996,489
0.08%, 12/19/13	2,000	1,999,236
US Treasury Notes:
0.38%, 7/31/13	5,000	5,001,162
0.13%, 9/30/13	15,000	15,002,220
0.25%, 10/31/13	10,000	10,005,620
0.25%, 11/30/13	6,000	6,002,483
0.25%, 1/31/14	5,000	5,002,326
0.25%, 2/28/14	9,000	9,005,150
0.25%, 4/30/14	10,700	10,708,099
1.00%, 5/15/14	3,600	3,627,080

Total US Treasury Obligations – 49.8%		262,311,721

Repurchase Agreements

Barclays Capital, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,000,192, collateralized by a US Treasury Note, 0.25% due 4/15/16, par and fair values of $23,692,400 and $23,460,036, respectively)	23,000	23,000,000
Citigroup Global Markets, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,000,192, collateralized by a US Treasury Note, 2.38% due 10/31/14, par and fair values of $22,723,800 and $23,460,091, respectively)	23,000	23,000,000

	Par (000)	Value
Repurchase Agreements

Credit Suisse Securities (USA) LLC, 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,000,192, collateralized by a US Treasury Note, 0.25% due 1/31/14, par and fair values of $23,420,000 and $23,462,236, respectively)	$23,000	$23,000,000
Deutsche Bank Securities, Inc., 0.12%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $13,001,497, collateralized by various US Treasury STRIPS, 0.00% due 8/15/24 - 5/15/37, par and fair values of $21,309,320 and $13,260,000, respectively)	13,000	13,000,000
Deutsche Bank Securities, Inc., 0.07%, 7/05/13 (Purchased on 6/14/13 to be repurchased at $10,000,331, collateralized by various US Treasury Notes, 0.00% - 3.25% due 1/15/14 - 5/15/29, par and fair values of $10,537,725 and $10,200,000, respectively) (b)	10,000	10,000,000
Goldman Sachs & Co., 0.04%, 7/02/13 (Purchased on 6/25/13 to be repurchased at $10,770,084, collateralized by a US Treasury Bond, 2.75% due 8/15/42, par and fair values of $12,698,400 and $10,985,431, respectively)	10,770	10,770,000
HSBC Securities (USA) Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $3,000,025, collateralized by a US Treasury Note, 3.25% due 5/31/16, par and fair values of $2,840,000 and $3,060,942, respectively)	3,000	3,000,000
HSBC Securities (USA) Inc., 0.02%, 7/03/13 (Purchased on 6/25/13 to be repurchased at $20,450,080, collateralized by a US Treasury Bond, 3.75% due 8/15/41, par and fair values of $19,670,000 and $20,859,989, respectively)	20,450	20,450,000
J.P. Morgan Securities, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,000,192, collateralized by a US Treasury STRIPS, 0.00% due 11/15/41, par and fair values of $67,800,000 and $23,460,834, respectively)	23,000	23,000,000

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2013	1

Schedule of Investments (continued)	Master Government Securities LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,000,192, collateralized by a US Treasury Note, 0.13% due 9/30/13, par and fair values of $23,451,000 and $23,460,004, respectively)	$23,000	$23,000,000
Mizuho Securities USA LLC, 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,435,195, collateralized by a US Treasury Note, 0.75% due 8/15/13, par and fair values of $23,819,500 and $23,903,738, respectively)	23,435	23,435,000
Morgan Stanley & Co., Inc., 0.12%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $20,000,200, collateralized by various US Treasury Notes, 1.38% - 4.63% due 1/31/15 - 2/15/40, par and fair values of $18,293,200 and $20,400,040, respectively)	20,000	20,000,000
RBS Securities, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $9,000,075, collateralized by a US Treasury Note, 0.25% due 2/28/15, par and fair values of $9,180,000 and $9,180,323, respectively)	9,000	9,000,000
	Par (000)	Value
Repurchase Agreements

RBS Securities, Inc., 0.07%, 7/05/13 (Purchased on 6/17/13 to be repurchased at $15,450,901, collateralized by a US Treasury Note, 0.25% due 2/28/15, par and fair values of $15,760,000 and $15,760,554, respectively) (b)	$15,450	$15,450,000
UBS Securities LLC, 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $23,000,192, collateralized by a US Treasury Note, 1.88% due 6/30/15, par and fair values of $22,570,200 and $23,460,085, respectively)	23,000	23,000,000

Total Repurchase Agreements – 49.9%		263,105,000

Total Investments (Cost - $525,416,721*) – 99.7%		525,416,721
Other Assets Less Liabilities – 0.3%		1,632,092

Net Assets – 100.0%		$527,048,813

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Maturity date shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviation
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
STRIPS	Separately Traded Registered Interest and Principal of Securities

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2013	2

Schedule of Investments (concluded)	Master Government Securities LLC

•		Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of June 30, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$262,311,721	—	$262,311,721
Repurchase Agreements	—	263,105,000	—	263,105,000
Total	—	$525,416,721	—	$525,416,721

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, a bank overdraft of $1,189 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2013	3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Government Securities Fund and Master Government Securities LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Government Securities Fund and Master Government Securities LLC

Date: August 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BBIF Government Securities Fund and Master Government Securities LLC

Date: August 23, 2013